Selling and distribution expenses - Summary of Selling and Distribution Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about selling and distribution expenses [Line Items]
Amortization of customer relationships including impairment	€ 3,053	€ 3,635
Depreciation of right-of-use assets	11,734	8,537	€ 6,710
Selling and distribution Expenses
Disclosure of detailed information about selling and distribution expenses [Line Items]
Employee benefits expenses	1,558	1,236	1,650
Amortization of customer relationships including impairment	5,934	395	231
Depreciation of right-of-use assets	113	114	148
Marketing and communication costs	1,045	765	478
Housing and facility costs	56	39	48
Travelling costs	50	54	32
Total	8,756	2,603	2,587
General and administrative expenses
Disclosure of detailed information about selling and distribution expenses [Line Items]
Employee benefits expenses	24,989	42,796	65,089
Amortization of customer relationships including impairment	1,562	723	577
Depreciation of right-of-use assets	6,247	5,949	5,676
Housing and facility costs	1,167	764	490
Travelling costs	€ 949	€ 942	€ 398